INVESTMENT SECURITIES - Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost	$ 253,448,364	$ 249,277,050
Gross Unrealized Gains	1,033,647	13,273,291
Gross Unrealized Losses	(34,453,668)	(948,416)
Estimated Fair Value	220,028,343	261,601,925
Obligations of states and political subdivisions
Amortized Cost	253,068,048	248,858,502
Gross Unrealized Gains	1,033,647	13,273,291
Gross Unrealized Losses	(34,453,668)	(948,416)
Estimated Fair Value	219,648,027	261,183,377
Corporate securities
Amortized Cost	380,316	418,548
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 380,316	$ 418,548